Consolidated Statements of Comprehensive Loss (10K) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Comprehensive income:
Net loss	$ (853)	$ (912)	$ (2,883)	$ (3,139)	$ (4,015)	$ (4,764)
Foreign currency translation adjustment						15
Total comprehensive loss					$ (4,015)	$ (4,749)